Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 16,505	$ 2,560,894
Less: allowance for doubtful accounts		(854,615)
Accounts receivable from discontinued operations (Note 15)		(1,706,279)
Accounts receivable, net	$ 16,505